Note 15 - Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2019	2018	2019	2018
Basic:
Net income available to common shareholders	$1,035	$913	$4,557	$2,499
Weighted average common shares outstanding	2,730,376	2,727,837	2,730,887	2,726,538
Basic income per share	$0.38	$0.33	$1.67	$0.92

Diluted:
Net income available to common shareholders	$1,035	$913	$4,557	$2,499
Weighted average common shares outstanding	2,730,429	2,727,837	2,730,850	2,726,538
Dilutive effect of restricted stock	—	—	—	—
Total common shares and dilutive potential common shares	2,730,429	2,727,837	2,730,850	2,726,538
Dilutive income per share	$0.38	$0.33	$1.67	$0.92

	For the year Ended June 30,
	2018	2017
Basic:
Net income available to common shareholders	$3,581	$2,994
Weighted average common shares outstanding	2,726,926	2,724,293
Basic income per share	$1.31	$1.10

Diluted:
Net income available to common shareholders	$3,581	$2,994
Weighted average common shares outstanding	2,726,926	2,724,293
Dilutive effect of restricted stock	—	32
Total common shares and dilutive potential common shares	2,726,926	2,724,325
Dilutive income per share	$1.31	$1.10